CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	29,521,810	29,521,810
Temporary equity, shares outstanding (in shares)	29,521,810	29,521,810
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding		0
Common shares, shares issued (in shares)	2,110,346	2,106,934
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	36,326,815	36,326,815
Common shares, shares outstanding	2,110,346	2,106,934
AMCI ACQUISITION CORP. II
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, shares outstanding	3,750,000	3,750,000
Class A Common stock
Common stock subject to possible redemption, par value		$ 0.0001
Temporary equity, shares outstanding (in shares)		15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Class A Common stock | AMCI ACQUISITION CORP. II
Common stock subject to possible redemption, par value		$ 0.0001
Temporary equity, shares outstanding (in shares)		15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	280,000,000	280,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, par value		$ 0.0001
Temporary equity, shares issued (in shares)	15,000,000	15,000,000
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value (usd per share)		0.0001
Class A Common Stock Subject to Redemption | AMCI ACQUISITION CORP. II
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)	15,000,000	15,000,000
Temporary equity, shares outstanding (in shares)	15,000,000	15,000,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Common shares, par value (usd per share)		$ 0.0001
Class A Common Stock Not Subject to Redemption
Common shares, shares issued (in shares)		0
Common shares, shares outstanding		0
Class A Common Stock Not Subject to Redemption | AMCI ACQUISITION CORP. II
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding	0	0
Class B Common Stock
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, shares outstanding	3,750,000	3,750,000
Class B Common Stock | AMCI ACQUISITION CORP. II
Common shares, shares issued (in shares)	3,750,000	3,750,000
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	20,000,000	20,000,000